Share-based Payment Arrangements - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended			4 Months Ended	8 Months Ended	12 Months Ended
	Nov. 30, 2019 shares	Dec. 31, 2018 TWD ($) $ / shares	Aug. 31, 2018 TWD ($) shares	Apr. 29, 2018 $ / shares	Dec. 31, 2018 TWD ($) shares	Dec. 31, 2019 TWD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($) shares $ / shares	Dec. 31, 2016 TWD ($) shares	Dec. 31, 2007 shares	Dec. 31, 2019 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased | $			$ 9,530
Compensation cost of employee share options						$ 871,699	$ 29,144	$ 215,648	$ 354,765
ASE Mauritius Inc. option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans						10 years	10 years
Number of shares granted											30,000,000
Reclassification from non-controlling interest to capital surplus arising from expired employee share options | $						$ 159,200
USIE option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Capital surplus decreased		$ 1,239,456			$ 1,239,456	$ 981,078		$ 1,239,456	$ 52,388			$ 32,801
USISH option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	5 years					10 years	10 years
Capital surplus decreased						$ 105,785						$ 3,537
Options granted						23,323,000	23,323,000
USISH option plans [member] | Share Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	17,167,000
ASE Inc. option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans						10 years	10 years
Share option to purchase of ordinary shares						0.5	0.5
Weighted average exercise price of share options | $ / shares		$ 68.5		$ 41.0					$ 37.6
Reclassification from capital surplus arising from exercised employee share options to capital surplus arising from expired employee share options | $									$ 47,087
New shares reserved for subscription by employees under cash capital increase [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted									30,000,000
Options granted to employees to purchase newly issued shares, percentage										10.00%
Employee benefits expense and capital surplus arising from exercised employee share option | $										$ 84,000
Number of shares has not been exercised										4,836,000
Amount reclassified from capital surplus arising from exercised employee share options to capital surplus arising from expired employee share options | $										$ 13,541
The Company Option Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares registered shares			150,000,000
Valid term of share option plans						10 years	10 years
Percentage of cash dividend per ordinary share exceeds market price						1.50%	1.50%
Weighted average exercise price of share options | (per share)						$ 69.3	$ 2.3
Options granted					131,863,000
USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Options granted	6,156,000
USISH core employees stock ownership plan [Member] | Phase One [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	4.5 years
USISH core employees stock ownership plan [Member] | Phase Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	3.5 years
USISH core employees stock ownership plan [Member] | Phase Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Valid term of share option plans	2.5 years